SEGMENT REPORTING - Long-lived assets geographic area (Details) ₫ in Millions	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
SEGMENT REPORTING
Long-lived assets	₫ 88,975,760	$ 3,551,642,983	₫ 83,829,740
Vietnam
SEGMENT REPORTING
Long-lived assets	74,807,087	2,986,072,449	71,376,697
United States
SEGMENT REPORTING
Long-lived assets	8,461,130	337,742,695	9,068,924
Other markets
SEGMENT REPORTING
Long-lived assets	₫ 5,707,543	$ 227,827,838	₫ 3,384,119